Appendix II (Tables)	12 Months Ended
Dec. 31, 2022
Appendix II
Schedule of operating segments

	Biopharma			Diagnostic			Bio Supplies			Others			Intersegments			Consolidated
	2022	2021 (*)	2020 (*)	2022	2021 (*)	2020 (*)	2022	2021 (*)	2020 (*)	2022	2021 (*)	2020 (*)	2022	2021 (*)	2020 (*)	2022	2021 (*)	2020 (*)
Revenues from external customers	5,005,382	3,814,983	4,242,502	671,292	779,108	775,889	146,076	115,811	133,221	250,165	266,461	222,521	(8,948)	(43,245)	(34,095)	6,063,967	4,933,118	5,340,038

Total operating income	5,005,382	3,814,983	4,242,502	671,292	779,108	775,889	146,076	115,811	133,221	250,165	266,461	222,521	(8,948)	(43,245)	(34,095)	6,063,967	4,933,118	5,340,038

Profit/(Loss) for the segment	791,339	681,925	967,415	129,968	152,948	215,793	114,397	39,901	36,142	(46,809)	(83,482)	(43,960)	35,419	(10,896)	4,428	1,024,314	780,396	1,179,818

Unallocated expenses																(218,634)	(185,332)	(183,686)

Operating profit/(loss)																805,680	595,064	996,132

Finance result																(442,941)	(277,799)	(177,669)

Share of profit/(loss) of equity- accounted investee	—	—	—	—	—	—	—	—	—	(1,482)	33,188	60,166	—	—	—	(1,482)	33,188	60,166

Income tax expense																(90,111)	(85,126)	(169,639)

Profit for the year after tax																271,146	265,327	708,990

Segment assets	13,187,651	9,467,378	7,975,667	3,681,632	3,513,991	3,371,125	341,876	47,446	251,551	766,139	827,371	641,341	(6,997)	(39,963)	(26,773)	17,970,301	13,816,223	12,212,911
Equity-accounted investments	41,162	31,847	—	—	—	—	—	53,264	46,782	1,914,015	1,914,665	1,822,238	—	—	—	1,955,177	1,999,776	1,869,020
Unallocated assets	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	1,608,499	3,417,836	1,192,845
Total assets																21,533,977	19,233,835	15,274,776

Segment liabilities	2,317,191	1,521,634	1,222,664	425,693	397,869	372,461	43,264	27,596	120,787	222,565	199,095	153,513	—	—	—	3,008,713	2,146,194	1,869,425
Unallocated liabilities	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	10,067,720	9,770,543	6,685,296
Total liabilities																13,076,433	11,916,737	8,554,721

Other information:

Allocated amortisation and depreciation	294,156	228,114	201,087	64,682	88,557	63,053	5,759	2,948	21,846	20,367	19,043	15,263	—	—	—	384,964	338,662	301,249

Unallocated amortisation and depreciation	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	22,900	21,105	20,284

Allocated expenses that do not require cash payments	(71,964)	26,051	38,955	13,639	4,446	(21,335)	120	73	3	(206)	3,349	(2,448)	—	—	—	(58,411)	33,919	15,175

Unallocated expenses that do not require cash payments	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	(10,770)	4,991	4,924

Allocated additions for the year of property, plant & equipment, intangible assets and rights of use	402,672	349,890	289,062	49,890	19,991	34,516	98	13,836	10,915	30,192	28,597	12,698	—	—	—	482,852	412,314	347,191

Unallocated additions for the year of property, plant & equipment, intangible assets and rights of use	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	59,866	55,380	107,178

Schedule of reporting by geographical area

	Spain			Rest of European Union			USA + Canada			Rest of World			Consolidated
	2022	2021	2020	2022	2021	2020	2022	2021	2020	2022	2021	2020	2022	2021	2020

Net Revenue	320,631	362,407	339,169	711,579	544,042	495,323	3,855,607	3,154,549	3,599,746	1,176,150	872,120	905,800	6,063,967	4,933,118	5,340,038

Assets by geographical area	1,156,068	1,092,435	1,117,647	6,600,264	5,393,407	2,927,198	11,561,068	10,525,140	9,138,360	2,216,577	2,222,853	2,091,571	21,533,977	19,233,835	15,274,776

Other information:
Additions for the year of property, plant & equipment, intangible assets and rights of use	60,503	71,022	93,787	107,030	91,388	92,873	363,034	295,526	253,442	12,151	9,758	14,267	542,718	467,694	454,369